UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08480
Van Kampen Real Estate Securities Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Real Estate Securities Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.4%
Diversified 8.8%
Cousins Properties, Inc. -REIT	138,323	$1,149,464
Forest City Enterprises, Inc., Class A (a)	504,250	7,266,243
Vornado Realty Trust -REIT	302,862	22,926,653

		31,342,360

Healthcare 13.0%
Assisted Living Concepts, Inc., Class A (a)	113,700	3,733,908
Capital Senior Living Corp. (a)	81,190	427,059
Extendicare Real Estate Investment Trust -REIT (Canada)	26,190	269,984
HCP, Inc. -REIT	373,872	12,337,776
Healthcare Realty Trust, Inc. -REIT	334,890	7,799,588
Nationwide Health Properties, Inc. -REIT	15,030	528,305
Senior Housing Property Trust -REIT	636,472	14,097,855
Ventas, Inc. -REIT	149,410	7,093,987

		46,288,462

Industrial 3.6%
AMB Property Corp. -REIT	135,029	3,678,190
Cabot Industrial Value Fund, II, L.P. (Acquired 11/10/05 to 05/12/09, Cost $3,266,500) (a)(b)(c)(d)	6,533	2,678,530
DCT Industrial Trust, Inc. -REIT	296,530	1,550,852
Exeter Industrial Value Fund, L.P. (Acquired 11/06/07 to 12/01/09, Cost $2,925,000) (a)(b)(c)(d)	2,925,000	2,047,500
Keystone Industrial Fund, L.P. (Acquired 3/27/06 to 11/11/09, Cost $2,899,394) (b)(c)(d)	3,500,000	2,899,393
KTR Industrial Fund, II, L.P. (Acquired 01/08/09, Cost $18,750) (a)(b)(c)(d)	18,750	18,750

		12,873,215

Lodging/Resorts 8.9%
Host Hotels & Resorts, Inc. -REIT	1,025,842	15,028,585
Morgans Hotel Group Co. (a)	94,735	607,251
Pebblebrook Hotel Trust -REIT (a)	57,070	1,200,182

Van Kampen Real Estate Securities Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Lodging/Resorts (continued)
Starwood Hotels & Resorts Worldwide, Inc.	319,407	$14,897,143

		31,733,161

Mixed Office/Industrial 1.7%
Duke Realty Corp. -REIT	96,850	1,200,940
Liberty Property Trust -REIT	68,635	2,329,472
PS Business Parks, Inc. -REIT	45,058	2,406,097

		5,936,509

Office 10.8%
Boston Properties, Inc. -REIT	235,201	17,743,563
Broadreach Capital Partners Realty, L.P. I (Acquired 05/29/03 to 05/29/08, Cost $1,045,351) (a)(b)(c)(d)	2,789,299	1,045,351
Broadreach Capital Partners Realty II, L.P. (Acquired 10/02/06 to 01/25/10, Cost $3,608,895) (a)(b)(c)(d)	3,608,895	1,263,113
Brookfield Properties Corp. (Canada)	695,213	10,678,472
Douglas Emmett, Inc. -REIT	5,810	89,300
HRPT Properties Trust -REIT	59,550	463,299
Kilroy Realty Corp. -REIT	44,850	1,383,174
Mack-Cali Realty Corp. -REIT	163,067	5,748,112

		38,414,384

Residential Apartments 17.7%
Apartment Investment & Management Co., Class A -REIT	72,572	1,336,051
AvalonBay Communities, Inc. -REIT	184,452	15,927,430
Camden Property Trust -REIT	173,823	7,236,252
Equity Residential -REIT	870,987	34,099,141
Essex Property Trust, Inc. -REIT	5,520	496,524
Post Properties, Inc. -REIT	175,874	3,872,745

		62,968,143

Residential Manufactured Homes 2.1%
Equity Lifestyle Properties, Inc. -REIT	140,676	7,579,623

Van Kampen Real Estate Securities Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Retail Regional Malls 11.3%
Simon Property Group, Inc. -REIT	457,493	$38,383,663
Taubman Centers, Inc. -REIT	49,018	1,956,798

		40,340,461

Self Storage 5.9%
Public Storage -REIT	215,408	19,815,382
Sovran Self Storage, Inc. -REIT	39,882	1,390,286

		21,205,668

Shopping Centers 7.7%
Acadia Realty Trust -REIT	182,101	3,252,324
Equity One, Inc. -REIT	8,770	165,665
Federal Realty Investment Trust -REIT	92,154	6,709,733
Kite Realty Group Trust -REIT	95,370	451,100
Regency Centers Corp. -REIT	387,517	14,520,262
Retail Opportunity Investments Corp. (a)	217,934	2,205,492

		27,304,576

Specialty 4.9%
Colony Financial, Inc. -REIT	74,180	1,483,600
CreXus Investment Corp. -REIT	69,020	922,797
Digital Realty Trust, Inc. -REIT	19,250	1,043,350
Plum Creek Timber Co., Inc. -REIT	271,932	10,580,874
Rayonier, Inc. -REIT	37,980	1,725,432
Starwood Property Trust, Inc. -REIT	89,930	1,735,649

		17,491,702

Total Long-Term Investments 96.4% (Cost $233,129,540)		343,478,264

Repurchase Agreements 3.3%
Banc of America Securities ($2,026,744 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $2,026,745)		2,026,744

Van Kampen Real Estate Securities Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($9,712,829 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $9,712,832)	$9,712,829
State Street Bank & Trust Co. ($427 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $427)	427

Total Repurchase Agreements 3.3% (Cost $11,740,000)	11,740,000

Total Investments 99.7% (Cost $244,869,540)	355,218,264

Foreign Currency 0.0% (Cost $491)	492

Other Assets in Excess of Liabilities 0.3%	1,199,327

Net Assets 100.0%	$356,418,083

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.8% of net assets.

(d)	Security has been deemed illiquid.
REIT — Real Estate Investment Trust

Van Kampen Real Estate Securities Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Fund invests a significant portion of its assets in securities of REITs. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—Prices are based on quoted prices in active markets for identical investments
Level 2—Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3—Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

Van Kampen Real Estate Securities Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

		Level 2	Level 3
	Level 1	Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in an Asset Position
Common Stocks
Residential Apartments	$62,968,143	$—	$—	$62,968,143
Healthcare	46,288,462	—	—	46,288,462
Retail Regional Malls	40,340,461	—	—	40,340,461
Office	36,105,920	—	2,308,464	38,414,384
Lodging/Resorts	31,733,161	—	—	31,733,161
Diversified	31,342,360	—	—	31,342,360
Shopping Centers	27,304,576	—	—	27,304,576
Self Storage	21,205,668	—	—	21,205,668
Specialty	17,491,702	—	—	17,491,702
Industrial	5,229,042	—	7,644,173	12,873,215
Residential Manufactured Homes	7,579,623	—	—	7,579,623
Mixed Office/Industrial	5,936,509	—	—	5,936,509
Repurchase Agreements	—	11,740,000	—	11,740,000

Total Investments in an Asset Position	$333,525,627	$11,740,000	$9,952,637	$355,218,264

Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Fund recognizes the transfer of investments into or out of a valuation level at month end. As of the three-month period ended March 31, 2010, the Fund did not have any investments transfer between valuation levels.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Industrial	Office	Total Investments
Balance as of 12/31/09	$7,657,127	$2,131,601	$9,788,728
Accrued discounts/premiums	—	—	—
Realized gain/loss	—	—	—
Change in unrealized appreciation/depreciation	—	(328,460)	(328,460)
Net purchases/sales	(12,954)	505,323	492,369
Net transfers in and/or out of Level 3	—	—	—

Balance as of 3/31/10	$7,644,173	$2,308,464	$9,952,637

Net change in unrealized appreciation/depreciation from investments still held as of 3/31/10	—	(328,460)	(328,460)

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Real Estate Securities Fund

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
	Date:	May 17, 2010